Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	497
Document Period End Date	Oct 31, 2012
Registrant Name	SCHRODER SERIES TRUST
Central Index Key	0000908802
Amendment Flag	false
Document Creation Date	May 31, 2013
Document Effective Date	May 31, 2013
Prospectus Date	Mar 1, 2013
Schroder Absolute Return EMD and Currency Fund | Advisor Class
Risk/Return:
Trading Symbol	SARVX
Schroder Absolute Return EMD and Currency Fund | Investor Class
Risk/Return:
Trading Symbol	SARNX

Schroder Absolute Return EMD and Currency Fund
Schroder Absolute Return EMD and Currency Fund

SCHRODER SERIES TRUST

SCHRODER GLOBAL SERIES TRUST

SCHRODER CAPITAL FUNDS (DELAWARE)
 (the “Trusts”)

Supplement dated May 31, 2013 to
the Prospectus dated March 1, 2013

The following supplements the Trusts’ Investor Shares and Advisor Shares Prospectus (the “Prospectus”).

In the section entitled “Summary Information about the Funds” for Schroder Absolute Return EMD and Currency Fund, the Annual Fund Operating Expenses table and expense “Example” table are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Schroder Absolute Return EMD and Currency Fund		Investor Class	Advisor Class
Management Fees		0.90%	0.90%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		1.21%	1.24%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		2.12%	2.40%
Less: Expense Reimbursement	[1]	0.96%	0.99%
Net Annual Fund Operating Expenses	[2]	1.16%	1.41%
[1]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 28, 2014 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund's Investor Shares, exceed 1.15% of Investor Shares' average daily net assets and, for the Fund's Advisor Shares, exceed 1.40% of Advisor Shares' average daily net assets. If there are Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, or extraordinary expenses other than estimated amounts included in Total Annual Fund Operating Expenses above, the Net Annual Fund Operating Expenses of the Fund will be higher than shown. The expense limitation may only be terminated during its term by the Board of Trustees.
[2]	"Net Annual Fund Operating Expenses" shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses would be 1.15% for Investor Shares, and 1.40% for Advisor Shares.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Advisor Shares - Investor Shares (whether or not shares are redeemed)
Expense Example Schroder Absolute Return EMD and Currency Fund (USD $)	1 year	3 years	5 years	10 years
Investor Class	118	571	1,051	2,376
Advisor Class	144	654	1,191	2,661

Advisor Shares - Investor Shares (whether or not shares are redeemed)
Expense Example No Redemption Schroder Absolute Return EMD and Currency Fund (USD $)	1 year	3 years	5 years	10 years
Investor Class	118	571	1,051	2,376
Advisor Class	144	654	1,191	2,661

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000908802_SupplementTextBlock

SCHRODER SERIES TRUST

SCHRODER GLOBAL SERIES TRUST

SCHRODER CAPITAL FUNDS (DELAWARE)
 (the “Trusts”)

Supplement dated May 31, 2013 to
the Prospectus dated March 1, 2013

The following supplements the Trusts’ Investor Shares and Advisor Shares Prospectus (the “Prospectus”).

In the section entitled “Summary Information about the Funds” for Schroder Absolute Return EMD and Currency Fund, the Annual Fund Operating Expenses table and expense “Example” table are hereby replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Schroder Absolute Return EMD and Currency Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Net Annual Fund Operating Expenses" shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the full prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Advisor Shares - Investor Shares (whether or not shares are redeemed)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Advisor Shares - Investor Shares (whether or not shares are redeemed)
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.16%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	571
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,051
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,376
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	118
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	571
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,051
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,376
Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.99%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.41%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	654
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,661
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	144
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	654
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,191
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,661

[1]	In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 28, 2014 to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund's Investor Shares, exceed 1.15% of Investor Shares' average daily net assets and, for the Fund's Advisor Shares, exceed 1.40% of Advisor Shares' average daily net assets. If there are Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, or extraordinary expenses other than estimated amounts included in Total Annual Fund Operating Expenses above, the Net Annual Fund Operating Expenses of the Fund will be higher than shown. The expense limitation may only be terminated during its term by the Board of Trustees.
[2]	"Net Annual Fund Operating Expenses" shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses would be 1.15% for Investor Shares, and 1.40% for Advisor Shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2013